PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Expenses Recognized in Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Total	$ 232	$ 166	$ 249
Cost of sales
Disclosure of defined benefit plans [line items]
Total	104	35	100
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Total	19	16	14
Financing costs - net
Disclosure of defined benefit plans [line items]
Total	109	115	135
Net periodic pension cost
Disclosure of defined benefit plans [line items]
Total	176	111	159
Net periodic OPEB cost
Disclosure of defined benefit plans [line items]
Total	$ 56	$ 55	$ 90